Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions
Schedule of key management compensation

Key management compensation	2021	2020	2019
Salaries, other short‑term employee benefits and post-employment benefits	1,502,377	1,314,723	1,156,427
Consulting fees	224,091	317,425	364,535
Share‑based compensation	955,051	975,579	1,434,190
Total	2,681,519	2,607,727	2,955,152